SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Proceeds from sale of vessels and termination of charters			$ 29,102	$ 42,275	$ 199,429
Term of lease or charter	8 years		15 years	15 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declared		$ 0.45
Proceeds from sale of vessels and termination of charters		$ 24,000